Reinsurance Effect of Reinsurance on Premiums Written and Earned (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Direct premiums written	$ 33,753.1	$ 27,860.7	$ 23,941.9
Ceded written	(1,143.2)	(728.6)	(588.4)
Net premiums written	32,609.9	27,132.1	23,353.5
Direct premiums earned	31,970.2	26,425.7	23,111.2
Ceded earned	(1,036.9)	(695.8)	(637.2)
Net premiums earned	30,933.3	25,729.9	22,474.0
non regulated reinsurance plan [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Ceded written	(546.8)	(222.7)	(149.0)
Ceded earned	(479.4)	(216.2)	(212.1)
Regulated reinsurance plan [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Ceded written	(596.4)	(505.9)	(439.4)
Ceded earned	$ (557.5)	$ (479.6)	$ (425.1)